REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Modern Capital Funds Trust
and the Shareholders of Modern Capital Tactical Opportunities Fund
Mount Pleasant, South Carolina

In planning and performing our audit of the financial statements of Modern Capital Tactical Opportunities Fund, a series of shares of Modern Capital Fund Trust, as of and for the year ended March 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Board of Trustees of Modern Capital Funds Trust
and Shareholders of Modern Capital Tactical Opportunities Fund
Page Two

Our consideration of the Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States).  However, we identified the following deficiency in internal control over financial reporting that we consider to be a material weakness, as defined above.

As of and for the year ended March 31, 2023, we noted that controls over the Fund’s monitoring of it compliance with the Gross Income Test under Internal Revenue Code IRC Section 851(b)(2) were not operating effectively and as a result the Fund failed such test and will incur a tax expense in order to maintain its status as Regulated Investment Company under the Internal Revenue Code.  These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Fund as of and for the year ended March 31, 2023, and this report does not affect our report thereon dated June 23, 2023

This report is intended solely for the information and use of management and the shareholder of Modern Capital Tactical Opportunities Fund, the Board of Trustees of Modern Capital Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
June 23, 2023